UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21867

International Equity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

International Equity Portfolio                                                                                                        as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Airlines — 0.9%
Air France-KLM	3,200	$143,884
		$143,884
Automobiles — 3.2%
Honda Motor Co., Ltd. ADR	7,000	$275,310
Toyota Motor Corp. ADR	1,600	210,848
		$486,158
Beverages — 5.1%
Diageo PLC ADR	3,600	$283,428
Fomento Economico Mexicano SA de CV ADR	2,300	276,161
Heineken Holding NV	2,000	86,326
InBev NV	1,900	122,186
		$768,101
Capital Markets — 3.2%
Deutsche Bank AG	1,100	$156,211
UBS AG	5,200	327,652
		$483,863
Chemicals — 0.8%
BASF AG ADR	1,200	$116,124
		$116,124
Commercial Banks — 20.1%
Anglo Irish Bank Corp. PLC	9,000	$182,297
Australia and New Zealand Banking Group, Ltd. ADR	1,000	113,750
Banco Bilbao Vizcaya Argentaria SA ADR	7,000	175,560
Banco Santander Central Hispano SA ADR	20,000	377,400
Bank of Ireland	6,800	152,046
Barclays PLC ADR	6,400	377,536
BNP Paribas SA	1,200	133,995
Commerzbank AG ADR	6,000	252,456
Danske Bank A/S	2,700	124,000
DBS Group Holdings, Ltd. ADR	4,000	229,085
Grupo Financiero Banorte SA de C.V.	26,000	103,098
HBOS PLC	4,500	98,117
HSBC Holdings PLC ADR	2,200	202,026
Mitsubishi UFJ Financial Group, Inc. ADR	17,000	206,550
Societe Generale	900	159,286
Woori Finance Holdings Co., Ltd. ADR (1)	2,200	156,112
		$3,043,314
Communications Equipment — 1.0%
Nokia Oyj, ADR	6,800	$150,280
		$150,280

Construction & Engineering — 1.2%
Vinci SA	1,300	$179,258
		$179,258
Consumer Finance — 1.6%
Orix Corp. ADR	1,700	$248,880
		$248,880
Diversified Financial Services — 2.9%
Fortis	2,200	$92,402
ING Groep NV ADR	8,000	352,480
		$444,882
Diversified Telecommunication Services — 5.6%
BT Group PLC ADR	7,000	$427,280
Koninklijke KPN NV	19,400	279,566
TeliaSonera AB	17,000	136,462
		$843,308
Electric Utilities — 7.4%
E. ON AG ADR	6,000	$272,340
Endesa SA ADR	6,900	346,449
Enel SPA ADR	5,000	266,750
Scottish and Southern Energy PLC	8,000	235,052
		$1,120,591
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	1,500	$74,636
		$74,636
Energy Equipment & Services — 2.8%
Acergy SA ADR (1)	14,600	$285,284
Tenaris SA ADR	2,800	132,916
		$418,200
Food & Staples Retailing — 1.8%
AEON Co., Ltd. ADR	7,000	$151,910
Controladora Comercial Mexicana SA de C.V.	45,000	122,274
		$274,184
Food Products — 2.0%
Nestle SA ADR	3,400	$310,797
		$310,797
Household Durables — 0.9%
Sekisui House, Ltd. ADR	10,000	$139,881
		$139,881
Industrial Conglomerates — 1.5%
Keppel Corp., Ltd. ADR	10,000	$232,989
		$232,989

Insurance — 4.2%
Aviva PLC	7,000	$112,828
AXA SA ADR	8,500	360,995
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	158,080
		$631,903
Machinery — 2.6%
AB SKF ADR	3,500	$68,819
Komatsu, Ltd. ADR	1,800	151,786
Minebea Co., Ltd.	11,000	72,947
Vallourec SA	400	104,041
		$397,593
Medical Products — 0.8%
Synthes, Inc.	950	$119,477
		$119,477
Metals & Mining — 4.3%
Anglo American PLC ADR	6,500	$151,775
Companhia Vale do Rio Doce ADR	5,600	160,888
Rio Tinto PLC ADR	1,300	281,073
Teck Cominco, Ltd., Class B	800	59,072
		$652,808
Multi-Utilities — 2.3%
RWE AG ADR	3,400	$354,156
		$354,156
Office Electronics — 2.4%
Canon, Inc. ADR	6,800	$359,108
		$359,108
Oil, Gas & Consumable Fuels — 5.7%
ENI SPA ADR	1,700	$109,599
Norsk Hydro ASA ADR	4,000	129,200
Petroleo Brasileiro SA ADR	2,500	221,750
Total SA ADR	6,000	408,300
		$868,849
Pharmaceuticals — 4.6%
Novartis AG ADR (1)	4,800	$276,912
Roche Holdings AG ADR	3,900	365,215
Takeda Pharmaceutical Co., Ltd.	800	52,212
		$694,339
Real Estate Management & Development — 0.9%
Sun Hung Kai Properties, Ltd. ADR	11,000	$133,114
		$133,114

Road & Rail — 0.8%
Canadian Pacific Railway, Ltd.	2,200	$120,428
		$120,428
Software — 0.6%
UbiSoft Entertainment SA (1)	2,200	$88,336
		$88,336
Tobacco — 2.7%
British American Tobacco PLC ADR	2,800	$171,220
Japan Tobacco, Inc.	50	239,602
		$410,822
Trading Companies & Distributors — 0.9%
Mitsubishi Corp. ADR	3,600	$145,238
		$145,238
Wireless Telecommunication Services — 2.3%
China Mobile, Ltd. ADR	3,100	$143,065
Philippine Long Distance Telephone Co. ADR	3,800	199,956
		$343,021
Total Common Stocks (identified cost $13,649,016)		$14,798,522

Closed End Funds — 0.5%

Security	Shares	Value
Central Europe and Russia Fund, Inc.	1,500	$75,660
		$75,660
Total Closed End Funds (identified cost $77,355)		$75,660

Short-Term Investments — 2.7%

	Interest
Security	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (2)	417	$416,828
Total Short-Term Investments (at amortized cost, $416,828)		$416,828
Total Investments — 100.8% (identified cost $14,143,199)		$15,291,010
Other Assets, Less Liabilities — (0.8)%		$(127,266)
Net Assets — 100.0%		$15,163,744

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	15.4%	$2,340,335
Japan	15.4	2,328,908
France	10.5	1,578,095
Switzerland	9.2	1,400,053
Germany	8.6	1,309,367
Spain	5.9	899,409
Netherlands	4.7	718,372
Mexico	3.3	501,533
Singapore	3.0	462,074
Norway	2.7	414,484
Brazil	2.5	382,638
Italy	2.5	376,349
Ireland	2.2	334,343
Belgium	1.4	214,588
Sweden	1.4	205,281
Philippines	1.3	199,956
Canada	1.2	179,500
Republic of Korea	1.0	156,112
Finland	1.0	150,280
China	1.0	143,065
Hong Kong	0.9	133,114
Argentina	0.9	132,916
Denmark	0.8	124,000
Australia	0.8	113,750
Russia	0.5	$75,660
Total Common Stocks and Closed End Funds	98.1%	$14,874,182
Short-Term Investments	2.7%	416,828

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$14,148,324
Gross unrealized appreciation	$1,209,713
Gross unrealized depreciation	(67,027)
Net unrealized appreciation	$1,142,686

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 22, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	March 22, 2007